Note 16 - Financial Instruments (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Note 16 - Financial Instruments (Details) [Line Items]
Derivative, Number of Instruments Held	4	4
Derivative, Notional Amount	$ 45,000,000	$ 45,000,000
Impairment of Long-Lived Assets Held-for-use	78,200,000	78,200,000
Long-term Debt, Fair Value	43,600,000	43,600,000
Difference between Fair Value and Carrying Value	2,000,000	2,000,000
Long-term Debt	45,644,000	45,644,000
Carrying Value (Member)
Note 16 - Financial Instruments (Details) [Line Items]
Long-term Debt	$ 45,600,000	$ 45,600,000
Vessel [Member]
Note 16 - Financial Instruments (Details) [Line Items]
Number of Vessels	9
Interest Rate Swap [Member]
Note 16 - Financial Instruments (Details) [Line Items]
Derivative, Number of Instruments Held	3	3